[RiverNorth Funds Letterhead]

December 28, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	RiverNorth Funds, File Nos. 333-136185; 811-21934

Rule 497(j) Certifications

Ladies & Gentlemen:

The undersigned officer of RiverNorth Funds (the “Trust”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

1.	The form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 20 to Form N-1A file by the Trust on November 20, 2012.

2.	The text of Post-Effective Amendment No. 20 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on November 20, 2012.

RiverNorth Funds

By:	Patrick W. Galley
Patrick W. Galley
President